3. Summary of Significant Accounting Policies (Details-Antidilutive shares) - shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Total securities excluded from computation of basic net loss per share	10,618,000	2,532,000
Stock Options
Total securities excluded from computation of basic net loss per share	2,877,000	1,122,000
Warrants
Total securities excluded from computation of basic net loss per share	7,741,000	1,410,000